Warrant Liability - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 08, 2023	May 09, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights outstanding		$ 11.5
Common stock price in exchange for warrant tendered by holder		0.23
Class of warrant outstanding upon the closing of the offer be converted into common stock price	0.207	0.207
Class of warrant converted into common stock percentage higher of market value	10.00%	10.00%
Warrants and rights expire date		Jun. 07, 2023
Private placement warrants redemption description			if the closing price of the Company’s Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.
Haymaker III
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights outstanding			$ 11.5
Warrants and rights expire date			May 26, 2027
Warrants and rights outstanding term			5 years
Number of days following its initial business combination until the expiration of the warrants			60 days
Class of warrants redemption price per unit			$ 0.01
Number of consecutive trading days for determining the share price			30 days
Public warrants redeemed			$ 0	$ 0
Private Placement Warrants
Class of Warrant or Right [Line Items]
Percentage of minimum vote or written consent require for warrant amendments		50.00%
Percentage of outstanding warrants tendered in offer to consent		87.40%
Class of warrants or rights tendered in offer to consent		4,464,900
Private Placement Warrants | Haymaker III
Class of Warrant or Right [Line Items]
Stock issued during period, shares, new issues			233,333
Shares issued, price per share			$ 1.5
Stock issued during period value issued for services			$ 350,000,000
Private Placement Warrants | Haymaker III | Sponsor
Class of Warrant or Right [Line Items]
Stock issued during period, shares, new issues			5,333,333
Public Warrants
Class of Warrant or Right [Line Items]
Percentage of minimum vote or written consent require for warrant amendments		50.00%
Percentage of outstanding warrants tendered in offer to consent		97.50%
Class of warrants or rights tendered in offer to consent		8,191,336
Class A Common Stock
Class of Warrant or Right [Line Items]
Warrant exercisable into shares of common stock		1
Class A Common Stock | Share Price Equal Or Exceeds 10.00 Rupees Per Dollar
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering			30 days
Class of warrants redemption price per unit			$ 0.1
Share Price			$ 10
Class of warrant or right minimum notice period For Redemption			20 days
Class A Common Stock | Share price equal or exceeds 18.00 Rs per dollar
Class of Warrant or Right [Line Items]
Share Price			$ 18
Number of consecutive trading days for determining the share price			20 days
Class A Common Stock | Haymaker III
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering			15 days
Class of warrants or rights transfers restriction on number of days from the date of business combination			60 days
Class A Common Stock | Haymaker III | Sponsor
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering			30 days
Class A Common Stock | Haymaker III | Share price equal or exceeds 18.00 Rs per dollar
Class of Warrant or Right [Line Items]
Share redemption trigger price			$ 18
Class of warrant or right exercise price adjustment percentage higher of market value			180.00%
Class A Common Stock | Haymaker III | Share Price Equal or Less 9.2 Rs per dollar
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights outstanding			$ 9.2
Share redemption trigger price			$ 9.2
Minimum gross proceeds required from issuance of equity			60.00%
Class of warrant or right minimum notice period For Redemption			20 days
Class of warrant or right exercise price adjustment percentage higher of market value			115.00%
Class A Common Stock | Redeemable Warrants | Haymaker III
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days			30 days
Number of securities called by warrants or rights			1
Class A Common Stock | Private Placement Warrants | Haymaker III
Class of Warrant or Right [Line Items]
Shares issued, price per share			$ 11.5
Class A Common Stock | Warrant
Class of Warrant or Right [Line Items]
Class of warrant converted into common stock percentage higher of market value	3088473.00%
Conversion of stock, common stock values	$ 17,500,000